Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenue Disaggregated by Type of Revenue	The following table presents revenue disaggregated by type for the periods presented:

	Year Ended December 31,
in thousands	2023	2022
Launch services	$—	$5,899
Space products	3,874	3,471

Total revenues	$3,874	$9,370